Cover	Aug. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AGEAGLE AERIAL SYSTEMS INC.
Entity Central Index Key	0000008504
Entity Tax Identification Number	88-0422242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8201 E. 34th Street N
Entity Address, Address Line Two	Suite 1307
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67226
City Area Code	(620)
Local Phone Number	325-6363
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8201 E. 34th Street N
Entity Address, Address Line Two	Suite 1307
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67226
City Area Code	(620)
Local Phone Number	325-6363
Contact Personnel Name	Mark DiSiena